Consolidated Statements of Changes in Equity - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Jun. 30, 2022	$ 84,157,276	$ 18,138	$ 291,443	$ 7,864,267	$ (4,152,577)	$ 297,429	$ 88,475,976
Balance, shares at Jun. 30, 2022	1,510,262	9,069,000
Adjustment relating to non-controlling interest						(26,245)	(26,245)
Share-based compensation for services	$ 1,559,302						1,559,302
Share based compensation for services, shares	42,500
Net loss for the year				(7,200,263)		(259,211)	(7,459,474)
Foreign currency translation adjustments					(6,193,255)	(10,999)	(6,204,254)
Balance at Jun. 30, 2023	$ 85,716,578	$ 18,138	291,443	664,004	(10,345,832)	974	76,345,305
Balance, shares at Jun. 30, 2023	1,552,762	9,069,000
Net loss for the year				(6,055,713)		(936)	(6,056,649)
Foreign currency translation adjustments					(165,485)	4	(165,481)
Reverse split shares	$ (810)						(810)
Reverse split shares, shares	(196)
Exercise of warrants	$ 329,480						329,480
Exercise of warrants, shares	109,092
Options granted for services	$ 313,940						313,940
Issuance shares for services	485,000						485,000
Warrants modification	239,308						239,308
Issuance shares for private placement	$ 4,920,800						4,920,800
Issuance shares for private placement, shares	2,000,000
Balance at Jun. 30, 2024	$ 92,004,296	$ 18,138	291,443	(5,391,709)	(10,511,317)	42	76,410,893
Balance, shares at Jun. 30, 2024	3,661,658	9,069,000
Net loss for the year				(5,101,237)			(5,101,237)
Foreign currency translation adjustments					1,097,734	1	1,097,735
Options granted for services	183,127						183,127
Issuance shares for services	282,917						282,917
Issuance shares for private placement	$ 5,879,390						5,879,390
Issuance shares for private placement, shares	1,200,000
Issuance shares for services, shares	50,000
Issuance shares for long term investment	$ 19,000,000						19,000,000
Issuance shares for long term investment, shares	250,000
Balance at Jun. 30, 2025	$ 117,349,730	$ 18,138	$ 291,443	$ (10,492,946)	$ (9,413,583)	$ 43	$ 97,752,825
Balance, shares at Jun. 30, 2025	5,161,658	9,069,000